Note 12 - Convertible Debentures, Loan Payable and Promissory Note (Details Textual)				12 Months Ended
	Nov. 08, 2019 USD ($)	Aug. 30, 2019 USD ($)	Apr. 18, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares shares	Apr. 18, 2019 $ / shares	Apr. 18, 2019 USD ($) shares
Warrants issued to Espresso Capital Ltd. [member]
Statement Line Items [Line Items]
Number of shares called by warrants (in shares) | shares								3,289,500
Exercise price of warrants (in CAD per share) | $ / shares							$ 0.35
Warrants, fair value								$ 221,620
Historical volatility for shares, measurement input [member] | Warrants issued to Espresso Capital Ltd. [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities								0.7891
Interest rate, measurement input [member] | Warrants issued to Espresso Capital Ltd. [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities								0.0162
Expected life, measurement input [member] | Warrants issued to Espresso Capital Ltd. [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities								1
Insiders of Poet Technologies [member]
Statement Line Items [Line Items]
Subscription, percent				14.30%		14.30%
Subscription				$ 535,000		$ 710,000
Insiders of IBK Capital [member]
Statement Line Items [Line Items]
Subscription, percent				4.00%		4.00%
Subscription				$ 146,000		$ 200,000
Equity units [member]
Statement Line Items [Line Items]
Convertible borrowings, shares callable (in shares) | shares				12,470,730		12,470,730
Number of equity units exercisable per compensation option (in shares) | shares				1		1
Number of common shares per equity unit issued				1		1
Number of common shares purchase warrants per equity unit issued				1		1
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares					$ 0.50
Equity units, expiration period (Year)				2 years	2 years
Convertible debentures [member]
Statement Line Items [Line Items]
Maximum borrowing capacity				$ 10,500,000		$ 14,000,000
Proceeds from borrowings				$ 3,729,921	$ 4,988,292
Borrowings, interest rate				12.00%		12.00%
Borrowings, interest rate, monthly payable				1.00%		1.00%
Payments for debt issue costs				$ 377,072	$ 499,462
Convertible borrowings, conversion price (in CAD per share) | $ / shares						$ 0.40
Convertible debentures [member] | Bottom of range [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities				0.2874		0.2874
Convertible debentures [member] | Top of range [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities				0.2971		0.2971
Bridge loan [member]
Statement Line Items [Line Items]
Proceeds from borrowings			$ 3,100,000
Borrowings, interest rate				19.25%		19.25%		17.25%
Payments for debt issue costs			$ 147,077
Line of credit, maximum borrowing capacity								$ 5,000,000
Borrowing unamortized discount (premium) and issuance costs								368,697
Foreign exchange impact on debt issuance								$ 3,543
Bridge loan [member] | Cash interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate								15.00%
Bridge loan [member] | Deferred interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate								2.25%
Promissory note [member]
Statement Line Items [Line Items]
Maximum borrowing capacity		$ 1,000,000
Proceeds from borrowings		$ 900,000
Borrowings, interest rate		15.00%
Repayments of borrowings	$ 900,000
Interest paid	$ 17,160